UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐          Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):	_____________
Commission File Number of securitizer:	_____________
Central Index Key Number of securitizer:	_____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

☒          Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

GS Mortgage-Backed Securities Trust 2021-RPL2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

John Garrett Wallace, (212) 357-0655

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 3.	Exhibits

99.1       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative

Schedule 2 – Compliance Report

Schedule 3 – Compliance Data Report

Schedule 4 – Compliance Summary (JCIII)

Schedule 5 – Pay History Report

Schedule 6 – Servicing Comment Report

Schedule 7 – Exception Report (JCIII)

Schedule 8 – Itemized Report (JCIII)

Schedule 9 – Modification Report

Schedule 10 – Legacy Title Report

Schedule 11 – Title Diligence Report

Schedule 12 – Modification Report (Limited)

99.2       Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Due Diligence Narrative Report

Schedule 2 – Conditions Report (Compliance Only)

Schedule 3 – Loan Level Tape Comparison

Schedule 4 – ASF Upload

Schedule 5 – Modification Upload

Schedule 6 – Rating Agency ATR QM Data Report

Schedule 7 – RPL Custom Upload

99.3       Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1 – Executive Summary

Schedule 2 – Compliance Findings (Loan Level)

Schedule 3 – Exception Standard Report

Schedule 4 – Exception Supplemental Report

Schedule 5 – Modification Report

Schedule 6 – Servicing Review Report

Schedule 7 – Rating Agency Report

Schedule 8 – Pay History Report

99.4       Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1 – Due Diligence Narrative Report

Schedule 2 – Grades Summary Report

Schedule 3 – Modification Report

Schedule 4 – Exception Level Report

Schedule 5 – Exception Level Report (NRZ)

Schedule 6 – Loan Level Exception Report

Schedule 7 – Loan Level Exception Report (NRZ)

99.5       Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 – Executive Summary/Narrative

Schedule 2 – Agency Grading Report

Schedule 3 – Exception Report

Schedule 4 – Compliance Report

99.6       Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1 - Executive Summary

Schedule 2 - Exception Comment Report

Schedule 3 - Exception Extract Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: August 10, 2021

GS Mortgage Securities Corp.
(Depositor)

By: /s/ Manju Madhavan

Name: Manju Madhavan

Title: President & Director

EXHIBIT INDEX

Exhibit Number

99.1       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative

Schedule 2 – Compliance Report

Schedule 3 – Compliance Data Report

Schedule 4 – Compliance Summary (JCIII)

Schedule 5 – Pay History Report

Schedule 6 – Servicing Comment Report

Schedule 7 – Exception Report (JCIII)

Schedule 8 – Itemized Report (JCIII)

Schedule 9 – Modification Report

Schedule 10 – Legacy Title Report

Schedule 11 – Title Diligence Report

Schedule 12 – Modification Report (Limited)

99.2       Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Due Diligence Narrative Report

Schedule 2 – Conditions Report (Compliance Only)

Schedule 3 – Loan Level Tape Comparison

Schedule 4 – ASF Upload

Schedule 5 – Modification Upload

Schedule 6 – Rating Agency ATR QM Data Report

Schedule 7 – RPL Custom Upload

99.3       Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1 – Executive Summary

Schedule 2 – Compliance Findings (Loan Level)

Schedule 3 – Exception Standard Report

Schedule 4 – Exception Supplemental Report

Schedule 5 – Modification Report

Schedule 6 – Servicing Review Report

Schedule 7 – Rating Agency Report

Schedule 8 – Pay History Report

99.4       Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1 – Due Diligence Narrative Report

Schedule 2 – Grades Summary Report

Schedule 3 – Modification Report

Schedule 4 – Exception Level Report

Schedule 5 – Exception Level Report (NRZ)

Schedule 6 – Loan Level Exception Report

Schedule 7 – Loan Level Exception Report (NRZ)

99.5       Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 – Executive Summary/Narrative

Schedule 2 – Agency Grading Report

Schedule 3 – Exception Report

Schedule 4 – Compliance Report

99.6       Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1 - Executive Summary

Schedule 2 - Exception Comment Report

Schedule 3 - Exception Extract Report

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